Schedule of Anti-dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share (Details) - shares		1 Months Ended		3 Months Ended				11 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022		Mar. 31, 2023		Mar. 31, 2022		Dec. 12, 2022		Dec. 31, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor		Successor		Predecessor		Predecessor		Successor	Predecessor
Total potentially dilutive shares		11,991,694		12,104,694
Warrant [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares			[1]		[2]			8,560,561	[1]		2,154,351	[1]
Successor Warrant [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares		8,628,695	[1],[3]	8,628,695	[2],[4]
Predecessor Option [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares
Successor Option [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares				2,106,235
Series A Convertible Preferred Stock [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares		863,500	[5]	863,500	[6]
Series B Convertible Preferred Stock [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares		506,264	[7]	506,264	[8]
Convertible Notes Payable [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares			[9]		[10]
Share-Based Payment Arrangement, Option [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares		1,993,235
Predecessor Series A Convertible Preferred Stock [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]						Predecessor		Predecessor			Predecessor
Total potentially dilutive shares						15,828,891		25,006,119			14,309,717
Predecessor [Member] | Warrant [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares						2,154,352	[2]	8,560,561			2,154,351
Predecessor [Member] | Successor Warrant [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares							[2],[4]		[1],[3]			[1],[3]
Predecessor [Member] | Predecessor Option [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares						9,947,968		10,039,348			8,755,179
Predecessor [Member] | Successor Option [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares
Predecessor [Member] | Series A Convertible Preferred Stock [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares
Predecessor [Member] | Series B Convertible Preferred Stock [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares
Predecessor [Member] | Convertible Notes Payable [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares						3,726,571	[10]		[9]		3,400,187	[9]
Predecessor [Member] | Share-Based Payment Arrangement, Option [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares
Predecessor [Member] | Predecessor Series A Convertible Preferred Stock [Member]
Reorganization, Chapter 11 [Line Items]
Total potentially dilutive shares								6,406,210

[1]	As part of the InflamaCORE, LLC license agreement, warrants to purchase 600,000 Predecessor or 119,125 Successor shares of common stock are to be issued upon the satisfaction of certain milestones and, accordingly, are not included in the amount currently reported.
[2]	As part of the InflamaCORE, LLC license agreement, warrants to purchase 600,000 Predecessor or 119,125 Successor shares of common stock are to be issued upon the satisfaction of certain milestones and, accordingly, are not included in the amount currently reported. See Note 7 - Commitments and Contingencies - License Agreements for details.
[3]	Does not include an additional 3,454,000 shares if the Successor Series A warrant exercise price resets to its floor price.
[4]	Does not include an additional 4,101,625 shares if the Successor Series A warrant exercise price resets to its floor price of $
[5]	Does not include an additional 3,454,000 shares if the Successor Series A Convertible Preferred Stock conversion price resets to its floor price.
[6]	Does not include an additional 3,454,000 shares if the Successor Series A Convertible Preferred Stock conversion price resets to its floor price of $2.00 per share.
[7]	Does not include an additional 216,970 shares if the Successor Series B Convertible Preferred Stock conversion price resets to its floor price.
[8]	Does not include an additional 216,970 shares if the Successor Series B Convertible Preferred Stock conversion price resets to its floor price of $7.00 per share.
[9]	The Company’s convertible notes payable have embedded conversion options that result in the automatic issuance of common stock upon the consummation of certain qualifying transactions. The conversion price is a function of the implied common stock price associated with the qualifying transaction. For the purpose of disclosing the potentially dilutive securities in the table above, we used the number of shares of common stock issuable if a qualifying transaction occurred with an implied common stock price equal to the fair value of the common stock of $3.25 per share as of December 31, 2021.
[10]	The Company’s convertible notes payable have embedded conversion options that result in the automatic issuance of common stock upon the consummation of certain qualifying transactions. The conversion price is a function of the implied common stock price associated with the qualifying transaction. For the purpose of disclosing the potentially dilutive securities in the table above, we used the number of shares of common stock issuable if a qualifying transaction occurred with an implied common stock price equal to the fair value of the common stock of $3.00 per share as of March 31, 2022.